DEBT (Restated) - Shareholder Loans Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt			$ 1,835,907	$ 1,353,986
KSI Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date		120 months
Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date	120 months
Shareholder Notes Payable | KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt			$ 44,100
Interest rate			6.00%
Periodic payment, percentage of value of loan		2.50%
Frequency of periodic payments		6 months
Periodic payment commencement, period after final acceptance date		12 months
Shareholder Notes Payable | September 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt			$ 21,700
Shareholder Notes Payable | November 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt			$ 9,000
Shareholder Notes Payable | Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Long-term debt	$ 5,000
Interest rate	6.00%
Periodic payment, percentage of value of loan	2.50%
Frequency of periodic payments	6 months
Periodic payment commencement, period after final acceptance date	12 months
Golar GHK Lessors Limited | Keppel Shipyard Limited
Debt Instrument [Line Items]
Percentage ownership of subsidiary sold		10.00%
Consideration received on sale of subsidiary ownership interest		$ 21,700
Golar GHK Lessors Limited | Black and Veatch
Debt Instrument [Line Items]
Consideration received on sale of subsidiary ownership interest	$ 5,000
Number of subsidiary shares sold in transaction	11